Trade accounts receivables (Details 3) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade accounts receivables	$ 141,910	$ 223,740
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	148,471	228,066
Gross carrying amount [member] | Current [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	125,625	212,814
Gross carrying amount [member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	18,529	10,495
Gross carrying amount [member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	1,405	2,181
Gross carrying amount [member] | Later than six months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	2,912	2,576
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Impairment of trade accounts receivables	$ (6,561)	$ (4,326)